Submission	Jan. 31, 2025
Submission [Line Items]
Central Index Key	0001510295
Registrant Name	MARATHON PETROLEUM CORPORATION
Registration File Number	333-271907
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES